World Omni Auto Receivables Trust 2015-A	Exhibit 99.1
Monthly Servicer Certificate
March 31, 2015

Dates Covered
Collections Period	01/27/15 - 03/31/15
Interest Accrual Period	03/04/15 - 04/14/15
30/360 Days	41
Actual/360 Days	42
Distribution Date	04/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	722,475,860.73	39,790
Original Yield Supplement Overcollateralization Amount	30,665,749.86	0
Aggregate Starting Principal Balance	753,141,610.59	39,790
Principal Payments	53,496,375.81	1,421
Defaulted Receivables	391,462.31	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/15	27,874,675.47	0
Pool Balance at 03/31/15	671,379,097.00	38,355

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	92.84%

Prepayment ABS Speed	1.98%

Overcollateralization Target Amount	30,212,059.37
Actual Overcollateralization	21,889,591.38

Weighted Average APR	4.35%
Weighted Average APR, Yield Adjusted	6.15%
Weighted Average Remaining Term	61.51

Delinquent Receivables:
Past Due 31-60 days	3,282,518.32	213
Past Due 61-90 days	420,781.23	22
Past Due 91 + days	57,102.70	3
Total	3,760,402.25	238

Total 31+ Delinquent as % Ending Pool Balance	0.56%

Recoveries	241,239.41

Aggregate Net Losses/(Gains) - March 2015	150,222.90
Current Net Loss Ratio (Annualized)	0.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Flow of Funds	$ Amount

Collections	58,773,154.27
Advances	31,248.57
Investment Earnings on Cash Accounts	5,510.28
Servicing Fee	(1,338,918.42)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	57,470,994.70

Distributions of Available Funds
(1) Class A Interest	706,091.75
(2) First Priority Principal Distributable Amount	20,030,903.00
(3) Class B Interest	34,408.57
(4) Second Priority Principal Distributable Amount	14,810,000.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	21,889,591.38
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	57,470,994.70

Servicing Fee	1,338,918.42
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Original Note Balance	706,220,000.00
Principal Paid	56,730,494.38
Note Balance @ 04/15/15	649,489,505.62

Class A-1
Original Note Balance	141,000,000.00
Principal Paid	56,730,494.38
Note Balance @ 04/15/15	84,269,505.62
Note Factor @ 04/15/15	59.7656068%

Class A-2a
Original Note Balance	131,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	131,000,000.00
Note Factor @ 04/15/15	100.0000000%

Class A-2b
Original Note Balance	131,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	131,000,000.00
Note Factor @ 04/15/15	100.0000000%

Class A-3
Original Note Balance	204,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	204,000,000.00
Note Factor @ 04/15/15	100.0000000%

Class A-4
Original Note Balance	84,410,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	84,410,000.00
Note Factor @ 04/15/15	100.0000000%

Class B
Original Note Balance	14,810,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	14,810,000.00
Note Factor @ 04/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	740,500.32
Total Principal Paid	56,730,494.38
Total Paid	57,470,994.70

Class A-1
Coupon	0.24000%
Interest Paid	39,480.00
Principal Paid	56,730,494.38
Total Paid to A-1 Holders	56,769,974.38

Class A-2a
Coupon	0.79000%
Interest Paid	117,863.61
Principal Paid	0.00
Total Paid to A-2a Holders	117,863.61

Class A-2b
One-Month Libor	0.17270%
Coupon	0.45270%
Interest Paid	69,187.65
Principal Paid	0.00
Total Paid to A-2b Holders	69,187.65

Class A-3
Coupon	1.34000%
Interest Paid	311,326.67
Principal Paid	0.00
Total Paid to A-3 Holders	311,326.67

Class A-4
Coupon	1.75000%
Interest Paid	168,233.82
Principal Paid	0.00
Total Paid to A-4 Holders	168,233.82

Class B
Coupon	2.04000%
Interest Paid	34,408.57
Principal Paid	0.00
Total Paid to B Holders	34,408.57

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0485406
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	80.3297760
Total Distribution Amount	81.3783166

A-1 Interest Distribution Amount	0.2800000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	402.3439318
Total A-1 Distribution Amount	402.6239318

A-2a Interest Distribution Amount	0.8997222
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.8997222

A-2b Interest Distribution Amount	0.5281500
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.5281500

A-3 Interest Distribution Amount	1.5261111
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.5261111

A-4 Interest Distribution Amount	1.9930556
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.9930556

B Interest Distribution Amount	2.3233336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3233336

Noteholders' First Priority Principal Distributable Amount	353.09
Noteholders' Second Priority Principal Distributable Amount	261.06
Noteholders' Principal Distributable Amount	385.85

Account Balances	$ Amount

Advances
Balance as of 03/04/15	0.00
Balance as of 03/31/15	31,248.57
Change	31,248.57

Reserve Account
Balance as of 03/04/15	1,806,189.65
Investment Earnings	207.84
Investment Earnings Paid	(207.84)
Deposit/(Withdrawal)	-
Balance as of 04/15/15	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65